Cover	Jun. 29, 2023
Cover [Abstract]
Entity Registrant Name	Trident Brands Incorporated
Entity Central Index Key	0001421907
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jun. 29, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-1367322
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-53707
City Area Code	262
Local Phone Number	789-6689
Security 12b Title	Common stock, $.001 par value per share
Trading Symbol	TDNT
Entity Address Address Line 1	433 Plaza Real
Entity Address Address Line 2	Suite 275
Entity Address City Or Town	Boca Raton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33432